Summary of Significant Accounting Policies (Policies) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The accompanying Financial Statements are prepared on an accrual basis of accounting, in conformity with United States generally accepted accounting principles (“US GAAP”).
Use of Estimates
Use of Estimates
The preparation of Financial Statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts in the Financial Statements and accompanying notes. Actual results could differ from those estimates.

Current Accounting Guidance	Current Accounting Guidance There were no new accounting pronouncements applicable for the annual reporting period ended December 31, 2025.
Investments
Investments
The Plan’s investments consist of separately managed accounts, a self-directed brokerage account, common collective trusts, mutual funds, and Aegon Ltd. common stock, which are reported at estimated fair value. The self-directed brokerage account investment is referred to as the Personal Choice Retirement Accounts (“PCRA”). The Plan also invests in a fully benefit-responsive Guaranteed Income Contract (“GIC”) with Transamerica Financial Life Insurance Company (“TFLIC”), which is accounted for at contract value. TFLIC is an affiliate of the Company within the meaning of Sections 401(b) and 414(c) of the Code. Net appreciation (depreciation) in the fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Personal Choice Retirement Accounts
Personal Choice Retirement Accounts
The PCRA is a self-directed brokerage account that is comprised of investments such as common stocks, mutual funds, unit trusts, money markets, and other investments. The fair value of equity securities, mutual funds, U.S. Treasuries and unit trusts are valued at Level 1 based on quoted prices in active markets provided by various third party pricing services. The other investments are classified as Level 2 based on trading frequency or other observable inputs information provided by third party pricing services. Purchases and sales are recorded on a trade-date basis.

Common Collective Trusts, Mutual Funds, Separately Managed Accounts, and Aegon Ltd. Common Stock Fund
Common Collective Trusts, Mutual Funds, Separately Managed Accounts, and Aegon Ltd. Common Stock Fund
The collective trusts, mutual funds, separately managed accounts, and Aegon Ltd. common stock fund represent contributions invested primarily in domestic and international common stocks, including that of the Company’s indirect parent, mutual funds, or collective trusts. Aegon Ltd. Common Stock Fund consists of cash equivalents and common stock shares. The cash equivalents consist of short-term investments with original maturities of three months or less. Cash equivalents can be vendor priced or valued at amortized cost, which approximates fair value. The Plan values the collective trusts at Net Asset Value (“NAV”) as a practical expedient, whereas the mutual funds and separate accounts are valued at NAV (announced by the investment advisor daily) not as a practical expedient and Aegon Ltd. Common Stock Fund is valued based on the closing market prices of the underlying securities on the NYSE on each valuation date. Dividend income attributable to Aegon Ltd. common stock is accrued on the ex-dividend
date. Purchases and sales of investments in all of these funds are recorded on a trade-date basis.

Guaranteed Investment Contract
Guaranteed Investment Contract
The Plan invests in a fully benefit-responsive GIC with TFLIC, where TFLIC maintains the contributions in a general account (“Stable Fund”). TFLIC credits the account with participant contributions and earnings and charges the account for participant withdrawals and administrative expenses. The GIC issuer contractually must repay the principal and a specified interest rate that the issuer guarantees to the Plan.

The Stable Fund consists of stable fund segments based on the date the Stable Fund receives contributions. TFLIC establishes a guaranteed rate of interest for each segment and credits a rate of interest at least equal to the guaranteed rate for that Stable Fund segment until the Stable Fund segment maturity date. On the Stable Fund segment maturity date, the guaranteed rate of interest for that Stable Fund segment will expire. Stable Fund segments mature at the end of each calendar year. Upon written notice TFLIC will transfer the amount in that Stable Fund segment to any of the investment funds maintained under the contract. If TFLIC does not receive written notice from the contract holder prior to the Stable Fund segment maturity date, TFLIC will automatically transfer the amount in the Stable Fund segment to a successor Stable Fund segment. Quarterly, TFLIC declares an interest rate for the Stable Fund segment established for contributions received during the quarter and guarantees the interest rate until the end of the calendar year. At the end of the year, the Stable Fund combines the quarterly segments into one segment for that year. Annually, TFLIC declares an interest rate for the Stable Fund segments for each prior year that still has a balance.
The average yields for the Stable Fund are as follows:

	2025	2024
Based on actual earnings credited to plan	3.78%	3.79%
Based on average declared interest rate	3.87%	3.64%
The GIC is reported at contract value because it meets the criteria of a fully benefit-responsive contract. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Transfers from the Stable Fund elected by the Plan are subject to a market value adjustment. However, transfers from the Stable Fund at a Stable Fund segment maturity date will not be subject to a market value adjustment.
Certain events may limit the ability of the Plan to transact at contract value with the insurance company and the financial institution issuer. Such events include 1) the Plan no longer constituting a tax qualified plan according to Section 401(a) or 404(a) of the Code; 2) TFLIC determining that it can no longer continue to provide benefits under the contract because of a change in the Plan; 3) TFLIC does not receive deposits as described in the contract for three consecutive contract years; 4) TFLIC receives direction from the Plan to transfer assets outside of the contract, and such outside fund or funding vehicle is not available under the entities listed in the attachment to the contract; 5) deposits are made to any fund that is not included in the contract or is not available under the entities listed in the attachment to the contract; 6) TFLIC is informed that TRS has received, or has given, notice that TRS will no longer be providing services to the Plan; or 7) in the opinion of TFLIC, the Plan violates any provision of the contract. The Company does not believe that the occurrence of any such events that would limit the Plan’s ability to transact at contract value with participants is probable.
Either the Plan or TFLIC may suspend the contract by giving written notice. Upon receipt of such written notice, the contract is immediately suspended. TFLIC is not permitted to pay or transfer the value of the contract, without consent from the Plan, prior to the scheduled maturity date. Upon suspension of the contract the Plan shall elect, prior to the date of transfer, one of two options regarding payment of the value of the Stable Fund:

(a)	TFLIC will pay the value of each Stable Fund segment on each applicable Stable Fund segment maturity date.

(b)	TFLIC will pay the balance of the Stable Fund to the contract holder or designated payee in a single sum. Any such payment may be subject to a market value adjustment.

Notes Receivable from Participants
Notes Receivable from Participants
The Plan provides for loans to active participants as notes receivable. The Plan treats the loans as a participant directed investment of the participant’s account. The borrowing participant’s account shares in the interest paid on the note and bears any expense or loss incurred because of the loan. The notes bear interest at a rate established at the time the Plan makes the loan.
Notes receivable from participants are stated at their unpaid principal balance plus any accrued but unpaid interest. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance and accrued interest will be treated as a distribution from the participant’s Plan accounts.

Payment of Benefits	Payment of Benefits Benefit payments are recorded when paid.
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events and transactions for potential recognition or disclosure in the Financial Statements through June 24, 2026, the date when the Financial Statements are issued. No subsequent events have been identified that require disclosure or adjustment to the Financial Statements.

Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities have various risks, such as interest rate, market, and credit risks, including a concentration of investment in a single entity risk. Due to the level of risk associated with certain investment securities, it is at least reasonably certain that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.